Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2022 and 2021 is presented below:

Year ended December 31, 2022	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	2,616,351	$20.50
Vested and issued[1]	(382,156)	—
Forfeited	(82,617)	$20.50
Share grants outstanding - ending	2,151,578	$20.50
1    In 2022, Hydro One Limited issued 382,156 common shares from treasury to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2021	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	3,100,165	$20.50
Vested and issued[1]	(410,575)	—
Forfeited	(73,239)	$20.50
Share grants outstanding - ending	2,616,351	$20.50
1    In 2021, Hydro One Limited issued 410,575 common shares from treasury to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.
A summary of stock options activity during the years ended December 31, 2022 and 2021 is presented below:

	Number of Stock Options	Weighted-average exercise price
Stock options outstanding - January 1, 2021	108,710	$20.66
Exercised[1]	(108,710)	$20.66
Stock options outstanding - December 31, 2021	—	$—
Stock options outstanding - December 31, 2022	—	—
[1] The stock options exercised in 2021 had an aggregate intrinsic value of $1 million.

Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2022 and 2021 is presented below:

Year ended December 31 (number of DSUs)	2022	2021
DSUs outstanding - beginning	80,813	65,240
Granted	19,126	20,888
Settled	—	(5,315)
DSUs outstanding - ending	99,939	80,813
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2022 and 2021 is presented below:

Year ended December 31 (number of DSUs)	2022	2021
DSUs outstanding - beginning	90,240	61,880
Granted	37,524	28,360
Paid	(9,259)	—
DSUs outstanding - ending	118,505	90,240

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2022 and 2021 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2022	2021	2022	2021
Units outstanding - beginning	—	106,070	—	133,620
Vested and issued	—	(106,070)	—	(98,860)
Settled	—	—	—	(34,760)
Units outstanding - ending	—	—	—	—

Summary of RSU Awards Activity
A summary of RSU awards activity under the Society RSU Plan during the years ended December 31, 2022 and 2021 is presented below:

Year ended December 31 (number of RSUs)	2022	2021
RSUs outstanding - beginning	68,005	—
Granted	1,638	68,005
Vested and issued	(32,841)	—
Settled	(1,106)	—
Forfeited	(1,077)	—
RSUs outstanding - ending	34,619	68,005